Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2025
Trade And Other Payables
Schedule of trade payables

Trade and other payables consist of the following:

	Consolidated Group
	2025 A$	2024 A$
Trade payables	246,676	509,781
Goods and services taxes (GST) payable	39,648	10,233
Sundry payables	96,149	459,424
Deferred consideration	-	162,448
	382,473	1,141,886